Commitments	12 Months Ended
May 31, 2011
Commitments
Commitments
19.	COMMITMENTS

Operating leases

The Group leases offices, classroom, and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows at May 31, 2011:

Continuing operations
US$
Years ending May 31:
2012	69,517
2013	63,306
2014	54,928
2015	43,198
2016	26,012
Thereafter	37,852

294,813

Rent expenses for all cancelable and non-cancelable leases were approximately US$36,743, US$46,856 and US$73,509 for the years ended May 31, 2009, 2010 and 2011, respectively.

Capital commitment

At May 31, 2011, future minimum capital commitments under non-cancelable construction premise were as follows:

US$
Capital commitment for the purchase of property and equipment	318
Capital commitment for leasehold improvements	1,191